Virtus Emerging Markets Small-Cap Fund
Virtus Emerging Markets Small-Cap Fund
Investment Objective
The fund has an investment objective of capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page [ ] of the fund’s prospectus and “Alternative Purchase Arrangements” on page [ ] of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Emerging Markets Small-Cap Fund	Class A		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions (i) within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund; and (ii) on purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Emerging Markets Small-Cap Fund		Class A	Class C	Class I
Management Fees		1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses		2.11%	2.86%	1.86%
Less: Expense Reimbursement	[2]	(0.26%)	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.85%	2.60%	1.60%
[1]	Estimated for current fiscal year.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.85% for Class A Shares, 2.60% for Class C Shares and 1.60% for Class I Shares through January 31, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place only for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Emerging Markets Small-Cap Fund (USD $)	1 Year	3 Years
Class A	752	1,174
Class C	363	861
Class I	163	560

Expense Example, No Redemption Virtus Emerging Markets Small-Cap Fund (USD $)	1 Year	3 Years
Class A	752	1,174
Class C	263	861
Class I	163	560

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
Investments, Risks and Performance Principal Investment Strategies
The fund pursues capital appreciation in emerging markets small-cap equities. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $5 billion. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The subadviser does not use allocation models to restrict the fund’s investments to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:
  Depositary Receipts. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity-Linked Instruments Risk. The risk that, in addition to market risk and other risks of the referenced equity security, the fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the fund’s investment.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the fund’s investments in small market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown.